Financial Instruments - Disclosure of Net Effects of Expired Contracts Met Hedging Criteria (Detail) - Derivative contracts that met hedging criteria [Member] - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cross-currency swaps [member] | Interest expense [member]
Disclosure of detailed information about hedges [line items]
Net effects derivative contracts hedging criteria	$ 157	$ 2,102
Cross-currency swaps [member] | Foreign exchange [Member]
Disclosure of detailed information about hedges [line items]
Net effects derivative contracts hedging criteria	642
Forward agreements to purchase foreign currency [member] | Foreign exchange [Member]
Disclosure of detailed information about hedges [line items]
Net effects derivative contracts hedging criteria	(87)	(40)	$ 160
Forward agreements to purchase foreign currency [member] | Cost of sales [member]
Disclosure of detailed information about hedges [line items]
Net effects derivative contracts hedging criteria	240	89	(45)
Commodity price contracts [Member] | Cost of sales [member]
Disclosure of detailed information about hedges [line items]
Net effects derivative contracts hedging criteria	(258)	$ (6)	$ (241)
Options to purchase foreign currency [Member] | Cost of sales [member]
Disclosure of detailed information about hedges [line items]
Net effects derivative contracts hedging criteria	$ (8)